Cover	Oct. 25, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 25, 2022
Entity File Number	000-56047
Entity Registrant Name	ADM Endeavors, Inc.
Entity Central Index Key	0001588014
Entity Tax Identification Number	45-0459323
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	5941 Posey Lane
Entity Address, City or Town	Haltom City
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	76117
City Area Code	(817)
Local Phone Number	840-6271
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false